Debt - Debt and borrowings (Details) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 EUR (€) loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bank borrowings		€ 9,984	€ 9,992	€ 74
Other loans and similar borrowings		6	62	3
Lease liabilities		130	2	37
Total debt		10,119	10,055	114	€ 392
Increase (Decrease) in borrowings			9,900
Loan obtained			9,979
Payments of lease liabilities, classified as financing activities		€ 15	€ 26	130
Repayments of borrowings				€ 100
Financing from a syndicate of French banks
Disclosure of detailed information about borrowings [line items]
Number of loans obtained | loan	3
Loan obtained	€ 10,000
Extension of term of debt	4 years	4 years
Socit Gnrale
Disclosure of detailed information about borrowings [line items]
Total debt		€ 13